SCHEDULE OF SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 14	$ 5	$ 18	$ 286
Operating Expenses	3,451	7,391	28,530	27,494
(Loss) Income from Operations	(3,437)	(7,386)	(28,512)	(27,265)
Total Assets	1,589		1,798	4,110
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues	14	5	18	286
Operating Expenses	3,407	7,230	29,238	26,819
(Loss) Income from Operations	(3,391)	(7,225)	(29,265)	(26,590)
Total Assets	821		485	4,051
ViralClear Pharmaceuticals, Inc. [Member]
Segment Reporting Information [Line Items]
Revenues
Operating Expenses	41	161	(1,498)	672
(Loss) Income from Operations	(41)	(161)	1,498	(672)
Total Assets	(542)			49
BioSig AI Sciences, Inc. [Member]
Segment Reporting Information [Line Items]
Revenues
Operating Expenses	3		745	3
(Loss) Income from Operations	(3)		(745)	(3)
Total Assets	$ 1,310		$ 1,313	$ 10